ADVANCED SERIES TRUST

655 BROAD STREET

NEWARK, NJ 07102

November 20, 2019

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re: Advanced Series Trust

        Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing a Registration Statement of Form N-14 in connection with the special meeting (the “Meeting”) of shareholders of AST Goldman Sachs Global Growth Allocation Portfolio, which is a series of the Trust.

At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the AST T. Rowe Price Diversified Real Growth Portfolio of the assets and liabilities of the AST Goldman Sachs Global Growth Allocation Portfolio.  These materials include the notice of the Meeting, the prospectus/proxy statement and the form of voting instruction card.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 367-7659 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez